PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions
Net cash used in operating activities	¥ 1,387,922	$ 217,796	¥ 714,243	¥ 802,922
Net cash used in investing activities	(3,772,613)	(592,007)	(3,889,174)	(1,611,983)
Net cash generated from financing activities	967,577	151,833	4,163,255	461,557
Net increase (decrease) in cash and cash equivalents and restricted cash	(1,407,964)	(220,940)	759,260	(303,844)
Cash and cash equivalents and restricted cash at beginning of year	3,116,437	489,037	2,357,177	2,661,021
Total cash and cash equivalents and restricted cash	1,708,473	268,097	3,116,437	2,357,177
Parent Company
Condensed Cash Flow Statements, Captions
Net cash used in operating activities	(218,664)	(34,313)	(743,944)	(142,989)
Net cash used in investing activities	113,530	17,815	(3,036,370)	(1,011,257)
Net cash generated from financing activities	143,037	22,446	3,598,441	807,765
Net increase (decrease) in cash and cash equivalents and restricted cash	37,903	5,948	(181,873)	(346,481)
Cash and cash equivalents and restricted cash at beginning of year	62,116	9,747	243,989	590,470
Total cash and cash equivalents and restricted cash	¥ 100,019	$ 15,695	¥ 62,116	¥ 243,989